MILLENNIUM FUNDS, INC.







                                 ANNUAL REPORT
                                 JUNE 30, 2000

                             Millennium Funds, Inc.
                             ----------------------
                                 June 30, 2000





Dear Fellow Shareholders:

Violent market moves in the second quarter, highlighted in particular by the fluctuating fortunes of the NASDAQ composite index (which is dominated by technology companies) played havoc in our portfolios.

While we find it difficult to pinpoint any one event as the single cause of the market turbulence, there were many small issues, that combined, may have led to this incredible volatility.

The general overvaluation of the NASDAQ stock market, adoption of the tightening bias by the Federal Reserve Committee, subsequent back to back Fed-rate hikes, and the dramatic rise in the price of oil all played a role in creating highlighted fear of inflationary forces and the subsequent high market volatility.

INVESTMENT OUTLOOK: We continue to believe that the long-term prospects for U.S. equity markets, specifically the technology and telecommunication sectors, remain quite strong. As previously noted in prior shareholder letters, nearly all of the macro-economic trends such as the Federal budget surpluses, labor productivity enhancements, etc., are alive and well.

Additionally, the most recent economic data, such as housing starts, auto and truck sales, and same store retail sales seem to suggest that the Federal Reserve may have been successful in slowing the economy down just enough to subside the inflationary forces, and any further interest rate hikes are unlikely. We believe that the interest rate environment should improve going forward which, in turn, bodes well for company valuations and earnings.

We appreciate having you as a shareholder and look forward to being a part of your investment program for a long time to come.

Sincerely,


/s/ Robert A. Dowlett
Robert A. Dowlett
Portfolio Manager

           COMPARISON OF CHANGES IN VALUE OF $10,000 SINCE INCEPTION





                                MILLENNIUM GROWTH

                DATE            FUND             S&P
                -----           ----             ---

                6/97            10000           10000
                9/97            10040           10114
                12/97            8940           10361
                3/98            10730           11763
                6/98            11780           12106
                9/98            10590           10858
                12/98           16407           13124
                3/99            19255           13734
                6/99            19553           14656
                9/99            17360           13695
                12/99           33404           15687
                3/00            35739           16000
                6/00            30373           15530




                           MILLENNIUM GROWTH & INCOME

                DATE            FUND            S&P
                ----            ----            ---

                6/98            10000           10005
                9/98             9360            8974
                12/98           12633           10847
                3/99            14527           11351
                6/99            14079           12113
                9/99            13010           11319
                12/99           24916           12965
                3/00            25617           13224
                6/00            22109           12836






                          AVERAGE ANNUAL TOTAL RETURN


                        MILLENNIUM GROWTH     MILLENNIUM GROWTH & INCOME
                        -----------------     --------------------------

        1 Year              55.34%                      57.04%
        Since Inception     45.52%                      48.21%




           Past performance is not predictive of future performance.

                             Millennium Funds, Inc.
                             ----------------------
                                  GROWTH FUND
                            SCHEDULE OF INVESTMENTS
                                 June 30, 2000



SHARES                                                             MARKET VALUE
------                                                             ------------

COMMON STOCKS - 92.75%

APPLICATIONS SOFTWARE - 1.08%
       6,500   + Clarus Corp. ................................... $     251,875
                                                                  -------------

CIRCUITS - 2.32%
      10,000   + Intersil Holding Corp. .........................       540,625
                                                                  -------------

COMPUTER DATA SECURITY - 3.78%
       5,000   + Verisign, Inc. .................................       881,719
                                                                  -------------

COMPUTER MEMORY DEVICES - 3.70%
         200   + Storagenetworks, Inc. ..........................        17,675
       7,500   + Veritas Software Corp. .........................       847,617
                                                                  -------------
                                                                        865,292
                                                                  -------------

COMPUTER SOFTWARE - 1.75%
      10,000   + Aspen Technology, Inc. .........................       385,000
         500   + Numerical Technology ...........................        24,187
                                                                  -------------
                                                                        409,187
                                                                  -------------

DATA PROCESSING/MANAGEMENT - 3.12%
       7,000   + i2 Technologies, Inc. ..........................       729,969
                                                                  -------------

ELECTRONIC COMPONENTS-SEMI CONDUCTORS - 17.28%
       4,000   + Conexant Systems, Inc. .........................       194,875
      12,000   + PMC Sierra, Inc. ...............................     2,131,875
      42,500   + Ramtron International Corp. ....................       834,063
      10,000   + RF Micro Devices, Inc. .........................       875,625
                                                                  -------------
                                                                      4,036,438
                                                                  -------------

FIBER OPTICS - .14%
         400   + New Focus, Inc. ................................        33,000
                                                                  -------------

INTERNET CONTENT - 5.27%
           1   + At Home Corp Ser A .............................            11
      18,600   + BEA Systems, Inc. ..............................       918,956
       7,600   + PurchasePro.com, Inc. ..........................       311,600
                                                                  -------------
                                                                      1,230,567
                                                                  -------------

INTERNET SOFTWARE - 18.65%
       5,000   + Ariba, Inc. ....................................       490,312
      15,000   + Broadvision, Inc. ..............................       760,781
      10,000   + Commerce One, Inc. .............................       454,687
      18,000   + Exodus Communications, Inc. ....................       829,688




   The accompanying note are an integral part of these financial statements.


                                                                       Page 1






                             Millennium Funds, Inc.
                             ----------------------
                                  GROWTH FUND
                            SCHEDULE OF INVESTMENTS
                                 June 30, 2000


SHARES                                                             MARKET VALUE
------                                                             ------------

INTERNET SOFTWARE - 18.65% (continued)
       4,000   + Phone.com, Inc. ................................ $     260,875
      30,000   + Vignette Corp. .................................     1,560,938
                                                                  -------------
                                                                      4,357,281
                                                                  -------------
LASER SYSTEMS/COMPONENTS - 20.52%
      40,000   + JDS Uniphase Corp. .............................     4,793,750
                                                                  -------------

NETWORKING PRODUCTS - 15.14%
         500   + Ancor Communications, Inc. .....................        17,891
      20,000   + Emulex Corp. ...................................     1,313,125
      20,000   + Foundry Networks, Inc. .........................     2,206,250
                                                                  -------------
                                                                      3,537,266
                                                                  -------------

               TOTAL COMMON STOCKS
               (Cost $17,979,934) ...............................    21,666,969
                                                                  -------------

PRINCIPAL
 AMOUNT
 ------

                        SHORT TERM INVESTMENTS - 7.53%
  $1,758,020     Euro Dollar Overnight Deposit, 6.563%, 7/3/00
                 (Cost $1,758,020) ..............................  $  1,758,020
                                                                  -------------

                 Total Investments at Market
                 (Cost $19,737,954) ............... 100.28%          23,424,989

                 Liabilities less Other Assets ....  (0.28)%            (64,214)
                                                    ---------------------------
                 Total Net Assets ................. 100.00%         $23,360,775
                                                    ===========================


(1) Federal Tax Information: At June 30, 2000 the net unrealized appreciation based on cost for Federal Income tax purposes of $19,737,954 was as follows:

                Aggregate gross unrealized appreciation for all
                   investments for which there was an excess of
                   value over cost. ............................  $   7,754,139
                Aggregate gross unrealized depreciation for all
                   investments for which there was an excess of
                   cost over value. ............................     (4,067,104)
                                                                  -------------
                      Net unrealized appreciation ..............  $   3,687,035
                                                                  =============

+    Denotes non-income producing security


   The accompanying notes are an integral part of these financial statements.

                             Millennium Funds, Inc.
                              GROWTH & Income Fund
                            SCHEDULE OF INVESTMENTS
                                 June 30, 2000




SHARES                                                             MARKET VALUE
------                                                             ------------

COMMON STOCKS - 92.69%

COMPUTER DATA SECURITY - 5.38%
       5,000  + Verisign, Inc. .................................$       881,719
                                                                  -------------

COMPUTER SOFTWARE - 2.35%
      10,000  + Aspen Technology, Inc. .........................        386,250
                                                                  -------------

ELECTRONIC COMPONENTS-SEMI CONDUCTORS - 17.27%
       5,000  + Cree, Inc. .....................................        668,437
       2,500  + Metalink Ltd. ..................................         74,063
       6,000  + Novellus Systems, Inc. .........................        339,563
       8,000  + PMC Sierra, Inc. ...............................      1,421,250
       5,000  + QLogic Corp. ...................................        330,781
                                                                  -------------
                                                                      2,834,094
                                                                  -------------

FIBER OPTICS - 8.63%
       8,500  + Ciena Corp. ....................................      1,416,578
                                                                  -------------

INTERNET CONTENT - 7.36%
      18,600  + BEA Systems, Inc. ..............................        918,956
       7,800  + Internet Capital Group, Inc. ...................        288,113
                                                                  -------------
                                                                      1,207,069
                                                                  -------------
INTERNET SOFTWARE - 21.41%
       5,000  + Ariba, Inc. ....................................        490,313
      15,000  + Broadvision, Inc. ..............................        760,781
      20,000  + Exodus Communication, Inc. .....................        921,875
       3,800  + Phone.com, Inc. ................................        247,831
      21,000  + Vignette Corp. .................................      1,092,656
                                                                  -------------
                                                                      3,513,456
                                                                  -------------

MEDICAL-BIOMEDICAL/GENE - 2.36%
       6,000  + Biogen, Inc. ...................................        386,812
                                                                  -------------

NETWORKING PRODUCTS - 20.87%
       1,000  + Ancor Communications, Inc. .....................         35,781
      18,000  + Emulex Corp. ...................................      1,181,813
      20,000  + Foundry Networks, Inc. .........................      2,206,250
                                                                  -------------
                                                                      3,423,844
                                                                  -------------

TELECOMMUNICATION EQUIPMENT - 7.06%
      23,200  Nokia Sponsored ADR ..............................      1,158,550
                                                                  -------------

              TOTAL COMMON STOCKS
               (Cost $11,356,801) ..............................     15,208,372
                                                                  -------------





   The accompanying notes are an integral part of these financial statements.


                                                                          Page 3






                             Millennium Funds, Inc.
                             ----------------------
                              GROWTH & Income Fund
                            SCHEDULE OF INVESTMENTS
                                 June 30, 2000

PRINCIPAL
 AMOUNT                                                            MARKET VALUE
 ------                                                            ------------

                        SHORT TERM INVESTMENTS - 7.04%
  $1,154,506  Euro Dollar Overnight Deposit, 6.563%, 7/3/00
              (Cost $1,154,506) ................................   $  1,154,506
                                                                   ------------
              Total Investments at Market
              (Cost $12,511,307) ................  99.73%            16,362,878

              Other Assets less Liabilities .....   0.27%                44,255
                                                  -----------------------------
              Total Net Assets .................. 100.00%           $16,407,133
                                                  =============================


(1) Federal Tax Information: At June 30, 2000 the net unrealized appreciation based on cost for Federal Income tax purposes of $12,462,470 was as follows:

        Aggregate gross unrealized appreciation for all
          investments for which there was an excess of
          value over cost. .....................................  $  4,919,000
        Aggregate gross unrealized depreciation for all
          investments for which there was an excess of
          cost over value. .....................................    (1,018,592)
                                                                 -------------
          Net unrealized appreciation .........................  $   3,900,408
                                                                 =============

+       Denotes non-income producing security.




   The accompanying notes are an integral part of these financial statements.





                             Millennium Funds, Inc.
                             ----------------------
                      STATEMENT OF ASSETS AND LIABILITIES
                                 June 30, 2000

                                                            GROWTH &
                                                GROWTH       INCOME
                                                ------       ------
ASSETS:
Investments in securities, at value
        (cost $19,737,954 and $12,511,307,
        respectively) (Note 2) ...........   $23,424,989   $16,362,878
Receivable for fund shares sold ..........        25,374        35,000
Interest receivable ......................           320           211
Other assets .............................        31,435        39,821
                                             -----------   -----------
        Total Assets .....................    23,482,118    16,437,910
                                             -----------   -----------

LIABILITIES:
Payables:
        Advisory fees (Note 4) ...........   $       704   $     3,876
        Securities purchased .............         5,400             0
        Fund shares redeemed .............        83,925             0
Other liabilities ........................        31,314        26,901
                                             -----------   -----------
        Total Liabilities ................       121,343        30,777
                                             -----------   -----------
        Net Assets .......................   $23,360,775   $16,407,133
                                             ===========   ===========

NET ASSETS CONSIST OF:
        Additional paid in capital .......   $18,637,916   $10,054,249
        Accumulated net realized gain from
                investment transactions ..     1,035,824     2,501,313
        Net unrealized appreciation on
                investments ..............     3,687,035     3,851,571
                                             -----------   -----------
        Net Assets .......................   $23,360,775   $16,407,133
                                             ===========   ===========

Net asset value and redemption
        price per share
        ($23,360,775/1,189,342 and $16,407,133/946,534
        shares of capital stock outstanding, respectively)
        (Note 5) .........................   $     19.64   $     17.33
                                             ===========   ===========


   The accompanying notes are an integral part of these financial statements.


                             Millennium Funds, Inc.
                             ----------------------
                            STATEMENT OF OPERATIONS
                        For the year ended June 30, 2000

                                                                        GROWTH &
                                                        GROWTH          INCOME
                                                        ------          ------
INVESTMENT INCOME:
Interest .........................................   $    66,615    $    49,289
Dividend .........................................           540         11,332
                                                     -----------    -----------
                                                          67,155         60,621
                                                     -----------    -----------
Expenses:
Advisory fee .....................................       160,499        127,715
Administration fee ...............................        63,608         48,421
Shareholder reporting fee ........................         8,800          9,373
Amortization of organizational cost ..............         7,016          8,561
Custody fee ......................................         4,991          4,261
Trustee fee ......................................         1,300          1,300
Professional fees ................................         5,220         15,543
Interest .........................................        24,455         28,384
Insurance ........................................           681            681
Registration .....................................        22,855         21,000
Other ............................................         9,214          9,562
                                                     -----------    -----------
                Total expenses ...................       308,639        274,801
                Less: Reimbursed expenses (Note 4)       (63,667)       (79,868)
                                                     -----------    -----------
                Net expenses .....................       244,972        194,933
                                                     -----------    -----------

                Net investment loss ..............      (177,817)      (134,312)
                                                     -----------    -----------

NET REALIZED AND UNREALIZED GAINS
ON INVESTMENTS:
(Note 2)
Net realized gain from investment
        transactions .............................     1,502,150      2,346,710
Net change in unrealized appreciation of
        investments ..............................     2,539,210      3,108,467
                                                     -----------    -----------
Net realized and unrealized gain
        on investments ...........................     4,041,360      5,455,177
                                                     -----------    -----------
Net increase in net assets resulting
        from operations ..........................   $ 3,863,543    $ 5,320,865
                                                     ===========    ===========


   The accompanying notes are an integral part of these financial statements.


                             Millennium Funds, Inc.
                             ----------------------
                                  GROWTH FUND
                       STATEMENT OF CHANGES IN NET ASSETS

                                                   For the year     For the year
                                                      ended            ended
                                                  June 30, 2000    June 30, 1999
                                                  -------------    -------------

INCREASE (DECREASE) FROM OPERATIONS:
Net investment loss ........................     $   (177,817)     $    (54,944)
Net realized gain from investment
        transactions .......................        1,502,150         4,715,622
Net change in unrealized appreciation
        (depreciation) of investments ......        2,539,210          (933,366)
                                                 ------------      ------------
Net increase in net assets resulting
        from operations ....................        3,863,543         3,727,312

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net realized gain
        on investments .....................       (3,094,480)       (1,185,913)

Net capital share transactions (Note 5) ....       14,132,955        (3,951,372)
                                                 ------------      ------------

Net increase (decrease) in net assets ......       14,902,018        (1,409,973)

NET ASSETS:
Beginning of year ..........................        8,458,757         9,868,730
                                                 ------------      ------------

End of year ................................     $ 23,360,775      $  8,458,757
                                                 ============      ============



   The accompanying notes are an integral part of these financial statements.

                                                                          Page 7

                             Millennium Funds, Inc.
                             ----------------------
                              GROWTH & INCOME FUND
                       STATEMENT OF CHANGES IN NET ASSETS

                                                    For the year    For the year
                                                       ended           ended
                                                   June 30, 2000   June 30, 1999
                                                   -------------   -------------

INCREASE (DECREASE) FROM OPERATIONS:
Net investment loss .........................     $   (134,312)     $   (35,473)
Net realized gain from investment
        transactions ........................        2,346,710        1,962,686
Net change in unrealized appreciation
        of investments ......................        3,108,467          743,104
                                                  ------------      -----------
Net increase in net assets resulting
        from operations .....................        5,320,865        2,670,317

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net realized gain
        on investments ......................       (2,374,488)        (154,495)

Net capital share transactions (Note 5) .....        4,679,394        5,093,875
                                                  ------------      -----------

Net increase in net assets ..................        7,625,771        7,609,697

NET ASSETS:
Beginning of year ...........................        8,781,362        1,171,665
                                                  ------------      -----------

End of year .................................     $ 16,407,133      $ 8,781,362
                                                  ============      ===========

   The accompanying notes are an integral part of these financial statements.


                             Millennium Funds, Inc.
                             ----------------------
                                   GROWTH FUND
                              FINANCIAL HIGHLIGHTS

(For a fund share outstanding throughout the period)

                                                   For the        For the       For the
                                                  year ended    year ended   period ended
                                                   June 30,       June 30,      June 30,
                                                     2000          1999         1998**
                                                     ----          ----         ----

Net asset value, beginning of period .....     $     16.41     $   11.78   $     10.00

Income from investment operations
Net investment income (loss) .............           (0.15)        (0.15)        (0.07)
Net realized and unrealized gain
        on investments ...................            8.03          7.50          1.85
                                                 ---------     ----------    ----------
Total from investment operations .........            7.88          7.35          1.78
                                                 ---------     ----------    ----------

Less distributions
Dividends from net investment income .....            0.00          0.00          0.00
Distributions from realized gains from
        security transactions ............           (4.65)        (2.72)         0.00
                                                 ---------     ----------    ----------
Total distributions ......................           (4.65)        (2.72)         0.00
                                                 ---------     ----------    ----------

Net asset value, end of period ...........      $    19.64     $    16.41    $    11.78
                                                 ==========     =========     =========

Total return .............................           55.34%        65.99%        17.80%

Ratios/supplemental data
Net assets, end of period (in 000's) .....      $   23,361     $   8,459     $    9,869
Ratio of expenses to average
  net assets .............................            1.45%         1.45%         1.45%*
Ratio of expenses to average
  net assets, before reimbursement .......            1.82%         3.46%         2.48%*
Ratio of net investment income (loss) to
  average net assets .....................           (1.05%)       (0.85%)       (0.87%)*
Ratio of net investment income (loss) to
  average net assets, before reimbursement           (1.42%)       (2.86%)       (1.90%)*
Portfolio turnover rate ..................          104.75%       984.07%       110.76%

*       Annualized
**      Commencement of operations was July 16, 1997.


   The accompanying notes are an integral part of these financial statements.


                             Millennium Funds, Inc.
                             ----------------------
                              GROWTH & INCOME FUND
                              FINANCIAL HIGHLIGHTS
              (For a fund share outstanding throughout the period)

                                                   For the         For the       For the
                                                  year ended      year ended    period ended
                                                   June 30,        June 30,      June 30,
                                                    2000             1999         1998**
                                                    ----             ----         ------

Net asset value, beginning of period .....   $       13.83  $      10.00  $      10.00

Income from investment operations
Net investment income (loss) .............           (0.14)        (0.06)         0.00
Net realized and unrealized gain
        on investment ....................            7.19          4.12          0.00
                                                ----------     ---------     ---------
Total from investment operations .........            7.05          4.06          0.00
                                                ----------     ---------     ---------

Less distributions
Dividends from net investment income .....            0.00          0.00          0.00
Distributions from realized gains from
        security transactions ............           (3.55)        (0.23)         0.00
                                                ----------     ---------     ---------
Total distributions ......................           (3.55)        (0.23)         0.00
                                                ----------     ---------     ---------

Net asset value, end of period ...........      $    17.33    $    13.83    $     10.00
                                                ==========    ==========    ===========

Total return .............................           57.04%        40.79%         0.00%

Ratios/supplemental data
Net assets, end of period (in 000's) .....      $   16,407     $   8,781     $   1,172
Ratio of expenses to average
        net assets .......................            1.45%         1.45%        1.45%*
Ratio of expenses to average
        net assets, before reimbursement .            2.04%         2.24%        5.31%*
Ratio of net investment income (loss) to
        average net assets ...............           (1.00%)       (0.47%)      (1.45%)*
Ratio of net investment income (loss) to
        average net assets, before reimbursem        (1.59%)       (1.26%)      (5.31%)*
Portfolio turnover rate ..................          128.41%       578.98%        0.00%

*       Annualized
**      Commencement of operations was June 26, 1998.

   The accompanying notes are an integral part of these financial statements.

                             Millennium Funds, Inc.
                             ----------------------
                         NOTES TO FINANCIAL STATEMENTS
                                 June 30, 2000

1.      ORGANIZATION:
The Millennium Growth Fund (the "Growth Fund") and the Millennium Growth & Income Fund (the "Growth & Income Fund"), formerly the Millennium RHIM Funds, Inc., are registered as non-diversified open-end management investment companies under the Investment Company Act of 1940. The Growth Fund's primary investment objective is growth of capital. The Growth & Income Fund's primary investment objective is growth of capital and dividend income. The Growth Fund commenced operations on July 16, 1997, and the Growth & Income Fund commenced operations on June 26, 1998.

2.      SIGNIFICANT ACCOUNTING POLICIES:
The following is a summary of significant accounting policies consistently followed by the funds in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States.

A. SECURITY VALUATION - Securities traded on national securities exchanges are valued at the last sales price. Over-the-counter securities and listed securities, for which no sales price is available, are valued at the last bid price. Short-term securities which mature in 60 days or less are valued at cost, which, when combined with accrued interest receivable, approximates value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith b y or under the direction of the Board of Trustees.

B. SECURITY TRANSACTIONS - Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is accrued daily.

C. FEDERAL INCOME TAX STATUS - No provision for federal income taxes is required since the Funds intend to qualify as a regulated investment companies and distribute all of their taxable income to their shareholders.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - The Funds record dividends and distributions to shareholders on the ex-dividend date.

E. DEFERRED ORGANIZATION COSTS - The Growth Fund has incurred expenses of $35,000 in connection with its organization. These costs have been deferred and are being amortized on a straight-line basis through July 15, 2002. The Growth & Income Fund has incurred expenses of $42,687 in connection with its organization. Those costs have been deferred and are being amortized on a straight-line basis through June 25, 2003.

                             Millennium Funds, Inc.
                             ----------------------
                         NOTES TO FINANCIAL STATEMENTS
                                 June 30, 2000

F. ESTIMATES - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported period. Actual results could differ from those estimates.

3.   INVESTMENT TRANSACTIONS:

Investment transactions, excluding short-term investments, for the year ended June 30, 2000 were as follows:

        GROWTH FUND:
                Purchases ............. $25,822,332
                Sales ................. $16,314,912

        GROWTH & INCOME FUND:
                Purchases ............. $17,693,026
                Sales ................. $15,770,612

4.   INVESTMENT MANAGEMENT AGREEMENT:
The Funds have an investment advisory agreement with Millennium Capital Advisors, Inc. (the "Advisor"). Under this agreement, the Advisor provides the Funds with investment advisory and management services for which the Funds pay a fee at an annual rate of .95% of the average daily net assets of the Funds.

The Funds are responsible for their own operating expenses. The Advisor has agreed to reimburse the Funds to the extent necessary to limit aggregate annual operating expenses to 1.45% of average net assets annually, until October 31, 2000. Beginning July 1, 2000, any interest expense incurred by the Funds will not be subject to reimbursement. Any reductions made by the Advisor in its fees and expenses it reimburses may be subject to recapture by the Funds, if the recapture is approved by the Funds' Board of Directors and the Funds are able to effect such recapture and comply with any expense limitations in effect at that time. For the year ended June 30, 2000 the Advisor has reimbursed the Growth Fund in the amount of $63,667, and the Growth & Income Fund $79,868. Cumulative reimbursed expenses subject to recapture by the Advisor for the Growth Fund and Growth & Income Fund amounted to $263,891 and $140,725, respectively, at June 30, 2000.

Ridgeway Helms Securities Corp. (the "Distributor") acts as the principal underwriter in a continuous public offering of both Funds' shares. The Distributor is an affiliate of the Advisor.

                             Millennium Funds, Inc.
                             ----------------------
                         NOTES TO FINANCIAL STATEMENTS
                                 June 30, 2000

5.   FUND SHARE TRANSACTIONS:
At June 30, 2000, there were an unlimited number of shares authorized with no par value.

        GROWTH FUND:
                              For the                For the
                             year ended             year ended
                           June 30, 2000           June 30, 1999
                           -------------           -------------
                        Shares        Value        Shares      Value
                        ------        -----        ------      -----

Shares sold ........... 1,099,777   $23,475,701   305,890    $4,051,925
Dividend reinvestment..   197,725     3,086,485    82,778     1,175,453
Shares repurchased ....  (623,760)  (12,429,231) (710,693)   (9,178,750)
                        ---------   -----------   -------    ----------
                          673,742   $14,132,955  (322,025)  ($3,951,372)
                        =========   ===========   =======    ==========



        GROWTH & INCOME FUND:

                              For the                For the
                             year ended             year ended
                           June 30, 2000           June 30, 1999
                           -------------           -------------
                        Shares        Value        Shares      Value
                        ------        -----        ------      -----

Shares sold ..........  501,743    $8,644,345     613,143    $6,279,910
Dividend reinvestment.. 169,199     2,372,168      12,098       154,495
Shares repurchased ... (359,304)   (6,337,119)   (107,512)   (1,340,530)
                        ---------   -----------   -------    ----------
                        311,638    $4,679,394     517,729    $5,093,875
                        =========   ===========   =======    ==========

                             Millennium Funds, Inc.
                             ----------------------
                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors and Shareholders of the Millennium Funds, Inc.

In our opinion, the accompanying statements of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Millennium Growth Fund and the Millennium Growth and Income Fund, each a series of the Millennium Funds, Inc. (formerly Millennium RHIM Funds, Inc.) at June 30, 2000, the results of their operations, the changes in each of their net assets and the financial highlights for the year then ended in conformity with accounting principles generally accepted in the United States. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2000 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above. The financial statements for the year ended June 30, 1999, including the financial highlights for the periods prior to June 30, 2000, were audited by other independent accountants whose report dated July 30, 1999 expressed an unqualified opinion on those financial statements.

PricewaterhouseCoopers LLP

New York, New York
August 4, 2000

                             Millennium Funds, Inc.
                             ----------------------
                        CHANGE IN INDEPENDENT ACCOUNTANT

On September 23, 1999, McGladrey & Pullen, LLP ("McGladrey") resigned as independent auditors of the Fund pursuant to an agreement by PricewaterhouseCoopers LLP ("PwC") to acquire McGladrey's investment company practice. The McGladrey partners and professionals serving the Fund at the time of the acquisition joined PwC.

The reports of McGladrey on the financial statements of the Fund during the past two fiscal years contained no adverse opinion or disclaimer of opinion, and were not qualified or modified as to uncertainty, audit scope or accounting principles.

In connection with its audits for the two most recent fiscal years and through September 23, 1999, there were no disagreements with McGladrey on any matter of accounting principle or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of McGladrey would have caused it to make reference to the subject matter of disagreement in connection with its report.

On May 16, 2000 the Fund, with the approval of its Board of Directors and its Audit Committee, engaged PwC as its independent auditors.

                                     Advisor
                        Millennium Capital Advisors, Inc.
                        400 Montgomery Street, Suite 800
                             San Francisco, CA 94104


                                   Distributor
                      Ridgeway Helms Securities Corporation
                        400 Montgomery Street, Suite 800
                             San Francisco, CA 94104


                                    Custodian
                            Union Bank of California
                               475 Sansome Street
                             San Francisco, CA 94145

                                 Transfer Agent
                          American Data Services, Inc.
                          150 Motor Parkway, Suite 109
                               Hauppauge, NY 11788
                                 (800) 535-9169

                                  Legal Counsel
                             Spitzer & Feldman P.C.
                           405 Park Avenue, 6th floor
                            New York, New York 10022






This report is intended for shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Past performance results shown in this report should not be considered a representation of future performance. Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are dated and are subject to change.